UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment |_|; Amendment Number:  _______
     This Amendment (Check only one):   |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Warren G. Lichtenstein
Address:               c/o Steel Partners Holdings L.P.
                       590 Madison Avenue, 32nd Floor
                       New York, New York 10022


Form 13F File Number: 28-10766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Sanford Antignas
Title:                 Attorney-In-Fact for Warren G. Lichtenstein
Phone:                 212-520-2300

Signature, Place, and Date of Signing:

                /s/ Sanford Antignas, New York, NY, August 16, 2010

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       2
                                                           ---------------------

Form 13F Information Table Entry Total:                                 19
                                                           ---------------------

Form 13F Information Table Value Total:                            $233860
                                                           ---------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.       Form 13F File Number       Name

         1         28-                        Steel Partners Holdings L.P.

         2         28-10730                   Steel Partners II, L.P.

                           FORM 13F INFORMATION TABLE

      COLUMN 1                   COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8
   --------------             --------------    -----    --------    ------------------  ----------  --------  ---------------------
                                                                                                                  VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER       ----------------
   NAME OF ISSUER             TITLE OF CLASS    CUSIP    (X1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
   --------------             --------------    -----    --------    -------   --- ----  ----------  --------  ----    ------   ----
ADAPTEC INC                   COM             00651F108    87335      30219811 SH           OTHER       1, 2     0      30219811  0
CNO FINL GROUP INC            COM             12621E103    16695       3372700 SH   CALL    OTHER       1, 2     0       3372700  0
CONTINENTAL MATLS CORP        COM PAR $0.25   211615307     1694        144762 SH           OTHER       1, 2     0        144762  0
GENCORP INC                   SDCV 2.250%11/1 368682AL4    14615      15500000 PRN          OTHER       1, 2     0      15500000  0
GENCORP INC                   COM             368682100    17764       4055737 SH           OTHER       1, 2     0       4055737  0
HALLMARK FINL SVCS INC EC     COM NEW         40624Q203      498         50000 SH           OTHER                0         50000  0
HARBINGER GROUP INC           COM             41146A106     1182        188266 SH           OTHER       1, 2     0        188266  0
NATHANS FAMOUS INC NEW        COM             632347100     6922        445456 SH           OTHER       1, 2     0        445456  0
PRESIDENTIAL LIFE CORP        COM             740884101     2730        300000 SH           OTHER       1, 2     0        300000  0
REDDY ICE HLDGS INC           COM             75734R105      646        200000 SH           OTHER       1, 2     0        200000  0
ROWAN COS INC                 COM             779382100    13256        604200 SH           OTHER       1, 2     0        604200  0
RUBIOS RESTAURANTS INC        COM             78116B102     1101        130000 SH           OTHER       1, 2     0        130000  0
S L INDS INC                  COM             784413106    10626        885505 SH           OTHER       1, 2     0        885505  0
SELECTICA INC                 COM NEW         816288203     2314        420768 SH           OTHER         1      0        420768  0
UNISYS CORP                   COM NEW         909214306      925         50000 SH           OTHER                0         50000  0
UNISYS CORP                   COM NEW         909214306      925         50000 SH  CALL     OTHER                0         50000  0
UNISYS CORP                   COM NEW         909214306    27735       1500000 SH  CALL     OTHER       1, 2     0       1500000  0
VECTOR GROUP LTD              COM             92240M108      168         10000 SH           OTHER                0         10000  0
                              COM PAR $.01
WHX CORP                      NEW             929248607    26729       6274343 SH           OTHER       1, 2     0       6274343  0
